INVESTMENT IN ASSOCIATE (Tables)	3 Months Ended
Jun. 30, 2023
Investment In Associate
Schedule of investment associate

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of June 30, 2023	Voting Rights Held as of March 31, 2023
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	44.0%

Schedule of investment in Stimunity S.A.

	As of and for the Three Months Ended June 30,
(In thousands)	2023	2022

Balance, beginning of period	$806	$1,673
Share of loss	(50)	(60)
Balance, end of period	$756	$1,613